Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Dates
31-Mar-2024
Actual/360 Days
31
30/360 Days
30
15-Apr-2024
15-Apr-2024
Collection Period No.
3
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Mar-2024
11-Apr-2024
12-Apr-2024
15-Apr-2024
15-Mar-2024
15-Mar-2024
Summary
Beginning
Balance
161,810,113.99
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Principal
Payment
41,482,875.98
0.00
0.00
0.00
0.00
Ending
Balance
120,327,238.01
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
140.287034
0.000000
0.000000
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.406923
1.000000
1.000000
1.000000
1.000000
1,225,420,1
13.99
1,183,937,238.01
41,482,875.98
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
1,260,274,281.02
58,907,417.90
1,319,181,698.92
34,854,167.03
1,218,791,405.04
56,866,336.52
1,275,657,741.56
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.688640%
4.800000%
4.790000%
Interest Payment
0.00
1,030,975.00
1,197,695.75
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
4.216667
4.898551
4.000000
3.991667
Interest & Principal
Payment
41,482,875.98
1,030,975.00
1,197,695.75
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
140.287034
4.216667
4.898551
4.000000
3.991667
$46,009,169.98
T
otal
$4,526,294.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
50,891,775.80
0.00
50,891,775.80
42,018,806.50
7,949,760.38
430,114.92
206,213.13
65,949.09
0.00
220,931.78
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,099,318.08
0.00
0.00
4,526,294.00
0.00
0.00
41,482,875.98
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
50,891,775.80
3,783,287.74
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,099,318.08
0.00
0.00
0.00
1,099,318.08
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,526,294.00
0.00
1,030,975.00
1,197,695.75
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
4,526,294.00
0.00
1,030,975.00
1,197,695.75
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,526,294.00
4,526,294.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
41,482,875.98
0.00
0.00
0.00
41,482,875.98
Aggregate Principal Distributabl
e
Amount
41,482,875.98
41,482,875.98
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,785.40
206,146.38
220,931.78
3,485,416.70
0.00
14,785.40
14,785.40
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Pool Statistics
Pool Data
7.79%
56.61
12.91
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
1,319,181,698.92
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,275,657,741.56
27,656
28,290
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
24,328,905.40
17,689,901.10
65,949.09
1,439,201.77
Pool Factor
87.41%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
27,656
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.18%
0.49%
0.23%
0.10%
100.00%
1,265,211,276.50
6,251,128.64
2,977,395.25
1,217,941.17
1,275,657,741.56
27,485
109
45
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.329%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,112.92
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.416%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
1,547,324.20
806,369.86
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
43
118
Losses
(1)
Amount
1,439,201.77
426,757.61
206,074.30
Number of Receivables
Number of Receivables
Amount
4,912,549.99
3,100,297.25
264,928.54
Current
Cumulative
0.106%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.746%
Prior Collection Period
0.358 % Second Prior
Collection
Period
0.145
%
Third
Prior
Collection
Period
NA